Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,273,597	$ 11,133	$ 50
Accounts receivable, net	83,384	35,533	318,486
Prepaid expenses			34,618
Other receivable	3,430	3,430	3,430
TOTAL CURRENT ASSETS	1,360,411	50,096	356,584
PROPERTY, PLANT AND EQUIPMENT, NET	272,945	318,401	367,396
TOTAL ASSETS	1,633,356	368,497	723,980
CURRENT LIABILITIES
Accounts payable	609,347	763,825	621,640
Accounts payable - related parties	89,418	60,959	46,664
Notes payable	104,955	211,049	97,656
Notes payable - related parties	55,545	107,208	75,890
Convertible notes payable, net of discounts of $3,000 and $-	110,100	70,000
Deferred revenue	1,000,000
Accrued liabilities	636,794	281,989	196,021
TOTAL CURRENT LIABILITIES	2,606,159	1,495,030	1,037,871
NON-CURRENT LIABILITIES
Notes payable, net of current portion		8,897	215,820
TOTAL NON-CURRENT LIABILITIES		8,897	215,820
TOTAL LIABILITIES	2,606,159	1,503,927	1,253,691
MEMBERS' (DEFICIT)
Members' equity	164,022	160,322	156,252
Accumulated deficit	(1,136,825)	(1,295,752)	(685,963)
TOTAL MEMBERS' (DEFICIT)	(972,803)	(1,135,430)	(529,711)
TOTAL LIABILITIES AND MEMBERS' (DEFICIT)	$ 1,633,356	$ 368,497	$ 723,980